OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral

(in thousands of $)	2016	2015
Carrying value of vessels and equipment secured against long-term loans and capital leases	1,622,416	1,847,403